Disclosures About Fair Value Measurements (Assets Measured at Fair Value on Non-Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of impaired loans	$ 2,339		$ 4,806
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Valuation Techniques	Appraisal of collateral	[1],[2]	Appraisal of collateral	[1],[2]
Level 3 [Member] | Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liquidation Expense	1.00%	[3]	1.00%	[3]
Estimated Liquidation Expense	1.00%	[3]	1.00%	[3]
Appraisal of Adjustment	0.00%	[3]	0.00%	[3]
Level 3 [Member] | Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liquidation Expense	15.00%	[3]	15.00%	[3]
Estimated Liquidation Expense	20.00%	[3]	20.00%	[3]
Appraisal of Adjustment	35.00%	[3]	35.00%	[3]
Fair Value Measurements, Nonrecurring Basis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	1,641		1,228
Carrying value of impaired loans	1,503		3,220
Fair Value Measurements, Nonrecurring Basis [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned
Carrying value of impaired loans
Fair Value Measurements, Nonrecurring Basis [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned
Carrying value of impaired loans
Fair Value Measurements, Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	1,641		1,228
Carrying value of impaired loans	$ 1,503		$ 3,220

[1]	Fair Value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
[2]	Includes qualitative adjustments by management and estimated liquidation expenses.
[3]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.